LEASING - Right-of-use assets recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Land and buildings
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	$ 4.8	$ 7.1
Balance as of 31 December	3.8	4.8	$ 7.1
Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	0.2	0.2
Balance as of 31 December	0.9	0.2	0.2
Gross trade receivables | Vessels and capitalized dry docking
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January			42.4
Disposals			(42.4)
Gross trade receivables | Land and buildings
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	10.9	11.7	10.4
Exchange rate adjustments	(0.3)	(0.1)
Additions	0.3	0.1	1.3
Additions from business combinations	1.1
Disposals		(0.8)
Balance as of 31 December	12.0	10.9	11.7
Gross trade receivables | Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	0.7	0.6	0.6
Additions	0.1	0.2
Additions from business combinations	0.9
Disposals	(0.4)	(0.1)
Balance as of 31 December	1.3	0.7	0.6
Amortization | Vessels and capitalized dry docking
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January			(15.5)
Disposals			17.1
Depreciations for the year			1.6
Amortization | Land and buildings
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	(6.1)	(4.6)	(2.3)
Exchange rate adjustments	(0.2)
Disposals		0.8
Depreciations for the year	2.3	2.3	2.3
Balance as of 31 December	(8.2)	(6.1)	(4.6)
Amortization | Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets
Balance as of 01 January	(0.5)	(0.4)	(0.2)
Disposals	0.3	0.1
Depreciations for the year	0.2	0.2	0.2
Balance as of 31 December	$ (0.4)	$ (0.5)	$ (0.4)